UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-05831
                                                     ---------

                           Primary Income Funds, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

                               700 N. Water Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)


                                   Lilli Gust
                     Arnold Investment Counsel Incorporated
                               700 N. Water Street
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-2726
                                                          --------------

                        Date of fiscal year end: June 30
                                                 -------
                    Date of reporting period: March 31, 2005
                                              --------------

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Primary Income Funds, Inc.
Schedules of Investments
March 31, 2005 (Unaudited)

PORTFOLIOS OF INVESTMENTS
March 31, 2005 (unaudited)

--------------------------------------------------------------------------------
                             THE PRIMARY INCOME FUND

                                                                                                               MARKET
 SHARES                                                                                   COST                  VALUE
 ------                                                                                   ----                  -----

            COMMON STOCKS                                        88.6%
   1,000    Abbott Laboratories (Pharmaceutical products)                                $27,909                $46,620
   2,000    Alliant Energy Corp. (Electric and gas utility)                               61,700                 53,560
   2,000    Allstate Corp. (Insurance)                                                    77,685                108,120
   3,000    American States Water Co. (Water utility)                                     82,662                 75,900
   2,000    Anheuser-Busch Companies, Inc. (Beverages)                                    59,080                 94,780
   1,637    Apartment Investment & Management Co. (Real estate investment trust)          23,363                 60,896
   3,000    Aqua America, Inc. (Water utility)                                            73,559                 73,080
   3,000    Barrick Gold Corp. (Mining)                                                   57,032                 71,880
   2,000    BP plc (Integrated oil company)                                               51,801                124,800
   6,000    Bristol-Myers Squibb Co. (Pharmaceuticals)                                   164,832                152,760
   1,000    Chubb Corp. (Insurance)                                                       54,455                 79,270
   2,000    Cinergy Corp. (Electric and gas utility)                                      39,641                 81,040
   3,000    Darden Restaurants, Inc. (Restaurant chains)                                  68,274                 92,040
   4,000    DPL, Inc. (Electric and gas utility)                                          40,678                100,000
   2,691    DTE Energy Co. (Electric utility)                                            115,541                122,387
   3,500    Du Pont (E.I.) de Nemours & Co. (Diversified chemicals)                      155,690                179,340
   3,000    Eli Lilly & Co. (Pharmaceuticals)                                            189,289                156,300
   6,000    Ford Motor Co. (Automotive manufacturing)                                     43,620                 67,980
   5,000    General Electric Co. (Diversified manufacturing)                             146,280                180,300
   3,000    KeySpan Corp. (Natural gas utility)                                           74,815                116,910
   4,000    McDonald's Corp. (Restaurant chains)                                          88,197                124,560
   2,000    Occidental Petroleum Corp. (Integrated oil company)                           41,295                142,340
   4,000    Otter Tail Corp. (Electric utility)                                          107,345                100,160
   3,000    Pfizer, Inc. (Pharmaceuticals)                                                95,243                 78,810
   5,000    SBC Communications, Inc. (Telecommunications)                                118,330                118,450
   8,000    Schering-Plough Corp. (Pharmaceuticals)                                      143,960                145,200
   4,000    Sempra Energy  (Natural gas utility)                                          62,362                159,360
   3,000    The Southern Company (Electric utility)                                       85,890                 95,490
   3,000    Tribune Company (Media)                                                      125,030                119,610
   4,000    Tupperware Corp. (Diversified consumer products)                              81,415                 81,440
   3,000    Vectren Corp. (Natural gas utility)                                           64,302                 79,920
   3,000    Walt Disney Co. (Entertainment and media)                                     71,640                 86,190
   4,000    Wisconsin Energy Corp. (Electric and gas utility)                             98,278                142,000
                                                                                     -----------            -----------
                 Total Common Stocks                                                   2,791,193              3,511,493
                                                                                     -----------            -----------



PRINCIPAL
 AMOUNT
---------
            BONDS AND NOTES                                       6.2%
            CORPORATE BONDS
$100,000    Alabama Power Co., 3.125%, due 5/1/08                                         98,942                 96,355
 150,000    General Electric Capital Corp., 3.367%, due 6/11/08                          150,000                149,599
                                                                                     -----------            -----------
                 Total Bonds and Notes                                                   248,942                245,954

                 Total Long -Term Investments                                          3,040,135              3,757,447
                                                                                     -----------            -----------

            SHORT-TERM INVESTMENTS                                5.5%

            VARIABLE RATE DEMAND NOTES
  32,642    American Family Insurance Co., 2.47%                                          32,642                 32,642
 180,639    US Bank, N.A., 2.60%                                                         180,639                180,639
   5,065    Wisconsin Corporate Central Credit Union, 2.52%                                5,065                  5,065
                                                                                     -----------            -----------
                 Total Short-Term Investments                                            218,346                218,346
                                                                                     -----------            -----------

            TOTAL INVESTMENTS                                   100.3%               $ 3,258,481              3,975,793
                                                                                     ===========

            Liabilities less Other Assets                        (0.3)%                                         (10,684)
                                                                                                            -----------
            NET ASSETS                                          100.0%                                      $ 3,965,109
                                                                                                            ===========


SUMMARY OF INVESTMENTS BY SECTOR

                                   Percent of
Sector                        Investment Securities
------                        ---------------------
Utilities                              32.6%
Consumer Non-cyclical                  19.0%
Industrial                              8.3%
Consumer Cyclical                       7.2%
Energy                                  6.7%
Basic Materials                         6.3%
Financial                               6.2%
Short-term                              5.5%
Communications                          5.2%
Media                                   3.0%
                                     -------
 Total Investments                    100.0%



                                 See notes to SOI.

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2005 (unaudited)

ORGANIZATION
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Fund, Inc. ("Income Fund") began operations on September 1, 1989. The Trend Fund and the Income Fund, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TAX INFORMATION
At March 31, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $14,033,348 and $3,258,481 for the Trend Fund and Income Fund, respectively, were as follows:


                                       TREND FUND        INCOME FUND
Appreciation........................   $3,616,319          $822,505
Depreciation........................     (283,774)         (105,193)
                                     ------------       -----------
Net Appreciation on Investments.....   $3,332,545          $717,312

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Income Funds, Inc.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: May 26, 2005
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Executive Officer

Date: May 26, 2005
      ------------------------------------------


By:   /s/ Lilli Gust
    --------------------------------------------
      Lilli Gust
      Principal Financial Officer

Date: May 26, 2005
      ------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)